Tradr 2X Short SMR Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,590,749
TOTAL NET ASSETS — 100.0%	$1,590,749

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Nuscale Power Corporation	Pay	-1.37% (OBFR01* - 500bps)	At Maturity	3/17/2027	$(1,458,509)	$-	$896,289
Marex	Nuscale Power Corporation	Pay	1.63% (OBFR01* - 200bps)	At Maturity	4/2/2027	(2,365,975)	-	266,619
TOTAL EQUITY SWAP CONTRACTS								$1,162,908

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.